5 PROPERTY, PLANT AND EQUIPMENT - (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Computers	$ 15,986	$ 15,986	$ 15,986
Freezers	39,153	39,153	39,153
Office Furniture	15,687	15,687	15,687
Rugs	6,000	6,000	6,000
Software - Accounting	2,901	2,901	2,901
Telephone system	5,814	5,814	5,814
Video Camera	1,528	1,528	1,528
Accumulated Depreciation	(56,229)	(55,231)	(52,236)
Net Book Value	$ 30,839	$ 31,838	$ 34,832